Inventories (Components of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Inventory [Line Items]
Finished goods	¥ 1,746,159	¥ 1,683,694
Raw materials	475,504	435,360
Work in process	324,921	304,929
Supplies and other	109,812	115,806
Total	¥ 2,656,396	¥ 2,539,789